Events After the Reporting Period - Additional Information (Details)	6 Months Ended
Jun. 30, 2023 shares $ / shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of share options granted in share-based payment arrangement | shares	4,558,729
Weighted average exercise price, Granted | $ / shares	$ 11.01